EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.07 - Schedule 5

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	2087680		Representative Score	750	746	4	0.53619%	The Credit Report dated xx reflects Representative Score as 750.	Initial